SAFECO COMMON STOCK TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000
                          SUPPLEMENT DATED JULY 1, 2000


In general, when you buy additional shares in an existing account, you must invest at least $100 per Fund. For investments made in IRA accounts using the Automatic Investment Method (AIM), SAFECO has lowered the minimum investment amount to $50 per Fund. AIM allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice. The minimum investment amount for investments made in IRA accounts other than through AIM will remain at $100 per Fund.


The following information replaces the second bullet point following the subheading "If you are buying additional shares" on page 55 of the No-Load Class
Prospectus:

o             The  minimum   investment   amount  per  Fund  is  $100  ($50  for
              investments in IRA accounts made through the Automatic Investment Method).* For more information, call (800) 624-5711.



                                    * * * * *

                                  [SAFECO LOGO]

                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                           SAFECO MONEY MARKET TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000
                          SUPPLEMENT DATED JULY 1, 2000


In general, when you buy additional shares in an existing account, you must invest at least $100 per Fund. For investments made in IRA accounts using the Automatic Investment Method (AIM), SAFECO has lowered the minimum investment amount to $50 per Fund. AIM allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice. The minimum investment amount for investments made in IRA accounts other than through AIM will remain at $100 per Fund.


The following information replaces item 2 following the subheading "If you are buying additional shares" on page 111 of the Advisor Class A, Advisor Class B and Advisor Class C Prospectus:

o             The  minimum   investment   amount  per  Fund  is  $100  ($50  for
              investments in IRA accounts made through the Automatic Investment Method).* For more information, call 1-800 528-6501





                                    * * * * *

                                  [SAFECO LOGO]